Financial Instruments Risk - Credit Risk Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Insurance coverage for company management	$ 35.7	$ 38.8
Credit risk
Disclosure of detailed information about borrowings [line items]
Accounts receivables from non-government wholesale customers	20.9	22.8
Provision for expected credit losses	0.0	0.0
Credit risk | Provision for credit losses | Trade receivables
Disclosure of detailed information about borrowings [line items]
Financial assets	3.4	1.3
Write-off	$ 5.0	$ 2.1
Credit risk | Trade receivables | Two Customers
Disclosure of detailed information about borrowings [line items]
Concentration percentage (or more)		10.00%
Credit risk | Trade receivables | Three customers
Disclosure of detailed information about borrowings [line items]
Concentration percentage (or more)	10.00%